Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
US Vegan Climate ETF
Shareholder Report [Line Items]
Fund Name	US Vegan Climate ETF
Class Name	US Vegan Climate ETF
Trading Symbol	VEGN
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Vegan Climate ETF for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://veganetf.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://veganetf.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Vegan Climate ETF	$67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
VEGN’s outperformance versus the S&P 500® Index in the first half of the current fiscal period was due to strong rallies in technology and communications stocks, as well as a decline in energy stocks. Utility and consumer staples, to which the Fund is underweight, underperformed, which was also supportive. Generally, the growth bias of the Fund benefited performance in the first half of the current fiscal period.
VEGN underperformed the S&P 500® Index in the first four months of the second half of the current fiscal period outperforming in June and July. Given the narrow market performance, dominated by the “Magnificent Seven”, VEGN’s performance was itself heavily influenced by the presence, or otherwise, of those stocks in its portfolio.
Overall, VEGN has benefited from its overweight to technology and underweights to materials, energy, industrials and consumer discretionary, whereas its avoidance of pharma, consumer staples and utilities detracted.
By category of exclusion, over the entire fiscal period, the main exclusions driving Fund outperformance were the removal of animal-derived products, energy production from fossil fuel, fossil fuel producers and animal testing. Minor negative contributions resulted from avoidance of banks and investment houses with exposure to our exclusions and other environmental issues.

Top Contributors
↑	NVIDIA Corporation
↑	Broadcom, Inc.
↑	Alphabet, Inc. (including Class A)
↑	Advanced Micro Devices, Inc.
↑	Apple, Inc.

Top Detractors
↓	Intel Corporation
↓	Tesla, Inc.
↓	United Parcel Service, Inc.
↓	Adobe, Inc
↓	Gingko Bioworks Holdings, Inc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/09/2019)
US Vegan Climate ETF NAV	22.90	15.67
US Vegan Climate ETF Market	22.94	15.66
S&P 500 TR	22.15	15.30
Beyond Investing US Vegan Climate GTR Index	23.67	16.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://veganetf.com for more recent performance information. Visit https://veganetf.com for more recent performance information.
Net Assets	$ 101,048,576
Holdings Count | $ / shares	254
Advisory Fees Paid, Amount	$ 514,948
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$101,048,576
Number of Holdings	254
Net Advisory Fee	$514,948
Portfolio Turnover	18%
30-Day SEC Yield	0.62%
30-Day SEC Yield Unsubsidized	0.62%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corporation	5.3%
Apple, Inc.	5.0%
Broadcom, Inc.	4.4%
Tesla, Inc.	4.3%
Alphabet, Inc.	4.1%
UnitedHealth Group, Inc.	3.7%
Visa, Inc.	3.1%
Mastercard, Inc.	3.0%
Adobe, Inc.	2.4%
Oracle Corporation	2.2%

Top Sectors	(%)
Technology	46.4%
Financial	18.1%
Communications	13.6%
Consumer, Non-cyclical	9.3%
Consumer, Cyclical	6.8%
Industrial	5.2%
Energy	0.2%
Utilities	0.1%
Cash & Other	0.3%

Updated Prospectus Web Address	https://veganetf.com